UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      WESTCHESTER CAPITAL MANAGEMENT, INC.
Address:   100 SUMMIT LAKE DRIVE
           VALHALLA, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             FREDERICK W. GREEN
Title:            PRESIDENT
Phone:            914-741-5600

Signature, Place, and Date of Signing:

/S/ FREDERICK W. GREEN              VALHALLA, NEW YORK               11/16/09
----------------------              ------------------               --------
      [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     102

Form 13F Information Table Value Total:     $1,608,014,620 (actual)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.    FORM 13F FILE NUMBER           NAME
---    --------------------           ----
1      28-11493                       Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
September 30, 2009

                                                               FAIR
                                     TITLE OF                  MARKET     SHRS OR  SH/  PUT/ INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                       CLASS          CUSIP      VALUE      PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE SHARED NONE
----------------------------         -----          --------   --------  -------  ---  ----- -------    --------  ----  ------------
Equities
COMMON STOCK
Adobe Systems Inc.                  COMMON STOCK    00724F101   1,486,800     45,000  SH     (a) Sole             Sole
Affiliated Computer Services, Inc.  COMMON STOCK    008190100  51,938,196    958,800  SH     (a) Sole             Sole
Affiliated Computer Services, Inc.  COMMON STOCK    008190100   2,340,144     43,200  SH     (b) Shared   1       Sole
BHP Billiton plc ADR                COMMON STOCK    05545E209  12,379,648    224,676  SH     (a) Sole             Sole
BHP Billiton plc ADR                COMMON STOCK    05545E209   1,206,690     21,900  SH     (b) Shared   1       Sole
BJ Services Company                 COMMON STOCK    055482103  77,666,373  3,997,240  SH     (a) Sole             Sole
BJ Services Company                 COMMON STOCK    055482103   3,929,912    202,260  SH     (b) Shared   1       Sole
BPW Acquisition Corp.               COMMON STOCK    055637102   2,931,000    300,000  SH     (a) Sole             Sole
CC Media Holdings, Inc.             COMMON STOCK    12502P102       1,595      1,100  SH     (a) Sole             Sole
CC Media Holdings, Inc.             COMMON STOCK    12502P102      36,975     25,500  SH     (b) Shared   1       Sole
CF Industries Holdings Inc.         COMMON STOCK    125269100  52,332,987    606,900  SH     (a) Sole             Sole
CF Industries Holdings Inc.         COMMON STOCK    125269100   2,457,555     28,500  SH     (b) Shared   1       Sole
Cadbury plc ADR                     COMMON STOCK    12721E102  30,405,630    593,744  SH     (a) Sole             Sole
Cadbury plc ADR                     COMMON STOCK    12721E102   1,683,426     32,873  SH     (b) Shared   1       Sole
Canadian Hydro Developers, Inc.     COMMON STOCK    13605E101  18,195,399  3,782,700  SH     (a) Sole             Sole
Canadian Hydro Developers, Inc.     COMMON STOCK    13605E101   1,617,176    336,200  SH     (b) Shared   1       Sole
Centennial Communications Corp.     COMMON STOCK    15133V208  23,905,215  2,995,641  SH     (a) Sole             Sole
Centennial Communications Corp.     COMMON STOCK    15133V208   1,476,300    185,000  SH     (b) Shared   1       Sole
Chipotle Mexican Grill Class B      COMMON STOCK    169656204  50,438,394    606,085  SH     (a) Sole             Sole
Chipotle Mexican Grill Class B      COMMON STOCK    169656204   2,349,883     28,237  SH     (b) Shared   1       Sole
Citigroup Inc.                      COMMON STOCK    172967101         295         61  SH     (a) Sole             Sole
Citigroup Inc.                      COMMON STOCK    172967101         140         29  SH     (b) Shared   1       Sole
Comcast Corporation Special
  Class A                           COMMON STOCK    20030N200  15,189,168    944,600  SH     (a) Sole             Sole
Comcast Corporation Special
  Class A                           COMMON STOCK    20030N200     996,960     62,000  SH     (b) Shared   1       Sole
EnCana Corporation                  COMMON STOCK    292505104  30,659,408    532,189  SH     (a) Sole             Sole
EnCana Corporation                  COMMON STOCK    292505104   1,371,118     23,800  SH     (b) Shared   1       Sole
Huntsman Corporation                COMMON STOCK    447011107   8,562,106    939,858  SH     (a) Sole             Sole
Huntsman Corporation                COMMON STOCK    447011107     494,673     54,300  SH     (b) Shared   1       Sole
Liberty Acquisition Holdings Corp.  COMMON STOCK    53015Y107  12,069,750  1,270,500  SH     (a) Sole             Sole
Liberty Acquisition Holdings Corp.  COMMON STOCK    53015Y107   1,548,500    163,000  SH     (b) Shared   1       Sole
Liberty Media Corporation Series A  COMMON STOCK    53071M500 102,607,002  3,298,200  SH     (a) Sole             Sole
Liberty Media Corporation Series A  COMMON STOCK    53071M500   5,447,361    175,100  SH     (b) Shared   1       Sole
Marvel Entertainment, Inc.          COMMON STOCK    57383T103  87,291,107  1,759,192  SH     (a) Sole             Sole
Marvel Entertainment, Inc.          COMMON STOCK    57383T103   3,811,213     76,808  SH     (b) Shared   1       Sole
Metavante Technologies Inc.         COMMON STOCK    591407101  73,014,848  2,117,600  SH     (a) Sole             Sole
Metavante Technologies Inc.         COMMON STOCK    591407101   3,244,568     94,100  SH     (b) Shared   1       Sole
The Mosaic Company                  COMMON STOCK    61945A107  38,701,157    805,100  SH     (a) Sole             Sole
The Mosaic Company                  COMMON STOCK    61945A107   2,158,343     44,900  SH     (b) Shared   1       Sole
Moto Goldmines Ltd.                 COMMON STOCK    61981U108      73,052     15,070  SH     (a) Sole             Sole
Moto Goldmines Ltd.                 COMMON STOCK    61981U108     884,333    182,430  SH     (b) Shared   1       Sole
NATCO Group Inc.                    COMMON STOCK    63227W203  42,576,327    961,525  SH     (a) Sole             Sole
NATCO Group Inc.                    COMMON STOCK    63227W203   2,271,564     51,300  SH     (b) Shared   1       Sole
Pepsi Bottling Group Inc.           COMMON STOCK    713409100 104,611,952  2,870,800  SH     (a) Sole             Sole
Pepsi Bottling Group Inc.           COMMON STOCK    713409100   4,861,096    133,400  SH     (b) Shared   1       Sole
PepsiAmericas Inc.                  COMMON STOCK    71343P200   5,469,240    191,500  SH     (a) Sole             Sole
PepsiAmericas Inc.                  COMMON STOCK    71343P200     242,760      8,500  SH     (b) Shared   1       Sole
Perot Systems Corp.                 COMMON STOCK    714265105  75,372,660  2,537,800  SH     (a) Sole             Sole
Perot Systems Corp.                 COMMON STOCK    714265105   3,335,310    112,300  SH     (b) Shared   1       Sole
SPSS Inc.                           COMMON STOCK    78462K102  19,742,538    395,246  SH     (a) Sole             Sole
SPSS Inc.                           COMMON STOCK    78462K102     836,213     16,741  SH     (b) Shared   1       Sole
Sapphire Industrials Corp.          COMMON STOCK    80306T109  25,386,272  2,559,100  SH     (a) Sole             Sole
Sapphire Industrials Corp.          COMMON STOCK    80306T109   1,764,768    177,900  SH     (b) Shared   1       Sole
Schering Plough Corp.               COMMON STOCK    806605101 147,904,598  5,235,561  SH     (a) Sole             Sole
Sepracor Inc.                       COMMON STOCK    817315104  45,628,250  1,992,500  SH     (a) Sole             Sole
Sepracor Inc.                       COMMON STOCK    817315104   2,136,570     93,300  SH     (b) Shared   1       Sole
Sirius Satellite Radio Inc.         COMMON STOCK    82967N108       7,997     12,593  SH     (b) Shared   1       Sole
Sun Microsystems, Inc.              COMMON STOCK    866810203 100,139,985 11,016,500  SH     (a) Sole             Sole
Sun Microsystems, Inc.              COMMON STOCK    866810203   4,851,106    533,675  SH     (b) Shared   1       Sole
Terra Industries Inc.               COMMON STOCK    880915103  28,918,247    834,100  SH     (a) Sole             Sole
Terra Industries Inc.               COMMON STOCK    880915103   1,244,653     35,900  SH     (b) Shared   1       Sole
Thomson Reuters Corporation         COMMON STOCK    884903105      72,175      2,150  SH     (a) Sole             Sole
Triplecrown Acquisition Corp.       COMMON STOCK    89677G109   6,623,160    682,800  SH     (a) Sole             Sole
Triplecrown Acquisition Corp.       COMMON STOCK    89677G109     951,570     98,100  SH     (b) Shared   1       Sole
United Refining Energy Corp.        COMMON STOCK    911360105      57,710      5,800  SH     (a) Sole             Sole
United Refining Energy Corp.        COMMON STOCK    911360105     439,790     44,200  SH     (b) Shared   1       Sole
Varian, Inc.                        COMMON STOCK    922206107  42,243,623    827,333  SH     (a) Sole             Sole
Varian, Inc.                        COMMON STOCK    922206107   2,061,599     40,376  SH     (b) Shared   1       Sole
Wyeth                               COMMON STOCK    983024100 167,626,747  3,450,530  SH     (a) Sole             Sole
Wyeth                               COMMON STOCK    983024100   7,968,869    164,036  SH     (b) Shared   1       Sole
Yahoo! Inc.                         COMMON STOCK    984332106         890         50  SH     (a) Sole             Sole
Warner Chilcott plc ADR             COMMON STOCK    G94368100  18,911,014    874,700  SH     (a) Sole             Sole
Warner Chilcott plc ADR             COMMON STOCK    G94368100     609,684     28,200  SH     (b) Shared   1       Sole

PREFERRED STOCK
Citigroup Inc. Trust Pfd. 7.25%    PREFERRED STOCK  17311U200      48,120      2,400  SH     (a) Sole             Sole
Bank of America (CFC) V 7%
  Series B Pfd.                    PREFERRED STOCK  222388209     623,271     30,300  SH     (a) Sole             Sole
Fifth Third Capital Trust VII
  8.875% Pfd.                      PREFERRED STOCK  316780204       9,600        400  SH     (a) Sole             Sole
JPM Chase Capital XXVI 8.0%
  preferred                        PREFERRED STOCK  48124G104     390,195     14,500  SH     (a) Sole             Sole
KeyCorp Capital Pfd. Series F      PREFERRED STOCK  49327R103   1,965,292     87,658  SH     (a) Sole             Sole

Fixed Income
CORPORATE BONDS
HSBC Finance Corp. floating-rate
  note                             CORPORATE BONDS  40429CFT4   1,833,031  1,833,000  PRN    (a) Sole             Sole
1.192% Due 10-21-09
HSBC Finance Corp. floating-rate
  note                             CORPORATE BONDS  40429CFT4     700,012    700,000  PRN    (b) Shared   1       Sole
1.192% Due 10-21-09
Textron Financial Corp. senior
  unsecured                        CORPORATE BONDS  883199AQ4   1,800,212  1,800,000  PRN    (a) Sole             Sole
6.000% Due 11-20-09

Options
PUTS
Time Warner                             PUTS        887317105     376,845      4,074     PUT (a) Sole             Sole
Time Warner                             PUTS        887317105      19,332        209     PUT (b) Shared   1       Sole
The Blackstone Group                    PUTS        09253U108     573,090      5,458     PUT (a) Sole             Sole
The Blackstone Group                    PUTS        09253U108     108,780      1,036     PUT (b) Shared   1       Sole
The Walt Disney Co.                     PUTS        254687106     207,670      6,807     PUT (a) Sole             Sole
The Walt Disney Co.                     PUTS        254687106       7,824        256     PUT (b) Shared   1       Sole
DirecTV Group                           PUTS        25459L106     204,800        640     PUT (a) Sole             Sole
DirecTV Group                           PUTS        25459L106      11,520         36     PUT (b) Shared   1       Sole
iShares MSCI Brazil Index Fund          PUTS        464286400     342,720        504     PUT (a) Sole             Sole
iShares MSCI Brazil Index Fund          PUTS        464286400      31,280         46     PUT (b) Shared   1       Sole
Market Vectors Global Alternative
  Energy ETF                            PUTS        57060U407     524,600      2,440     PUT (a) Sole             Sole
Market Vectors Global Alternative
  Energy ETF                            PUTS        57060U407      77,400        360     PUT (b) Shared   1       Sole
SPDR Trust Series 1                     PUTS        78462F103     836,570      3,230     PUT (a) Sole             Sole
SPDR Trust Series 1                     PUTS        78462F103      44,030        170     PUT (b) Shared   1       Sole
Materials Select Sector SPDR Trust      PUTS        81369Y100     454,480        988     PUT (a) Sole             Sole
Materials Select Sector SPDR Trust      PUTS        81369Y100     218,040        474     PUT (b) Shared   1       Sole
Technology Select Sector SPDR           PUTS        81369Y803     250,305      1,517     PUT (a) Sole             Sole
Technology Select Sector SPDR           PUTS        81369Y803      12,045         73     PUT (b) Shared   1       Sole
Health Care Select Sector SPDR          PUTS        81369Y209     238,140      1,701     PUT (a) Sole             Sole
Health Care Select Sector SPDR          PUTS        81369Y209      11,480         82     PUT (b) Shared   1       Sole

OTHER ASSETS
Powershares S&P 500 BuyWrite
  Portfolio                         OTHER ASSETS    73936G308   1,343,807     66,956  SH     (a) Sole             Sole
SPDR Trust Series 1                 OTHER ASSETS    78462F103   2,976,792     28,200  SH     (a) Sole             Sole

TOTAL                                                        1,608,014,620